Schedule of minimum lease obligations (Details) - USD ($)	Jul. 31, 2021	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
January 31, 2022	$ 121,917	$ 121,917
January 31, 2023	102,922	116,879
January 31, 2023	30,003	62,003
January 31, 2025	30,003	30,003
January 31, 2026	30,003	30,003
After January 31, 2026	10,002	25,004
Total lease payments	324,850	385,809
Less: Interest	(36,085)	51,474
Present value of lease liabilities	288,765	334,335
Total lease payments	324,850	385,809
Less: Interest	36,085	(51,474)
Present value of lease liabilities	$ 288,765	$ 334,335